Schedule of actuarial assumptions (Details)	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Pension Plans And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	10.60%		6.83%		6.87%
[custom:ActuarialAssumptionAnnualExpectedReturnOnPlanAssets-0]	10.60%		6.83%		6.87%
Long-term annual inflation rate	5.03%		3.32%		3.61%
Actuarial assumption of expected rates of salary increases	5.03%		3.32%		3.61%
General mortality table	AT-2000 S10% by sex		AT-2000 M S10% D10%		AT-2000 M S10% D10%
Disability table	Not applicable		Not applicable		Not applicable
Disabled mortality table	AT-83 IAM Male		AT-49 M		AT-49 M
Real growth of contributions above inflation		[1]		[2]		[3]
Health Plan And Dental Plan [Member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	10.75%		7.14%		7.09%
Long-term annual inflation rate	5.03%		3.32%		3.61%
General mortality table	AT-2000 M&F S10% D20%		AT-2000 M S10% D20%		AT-2000 M S10% D20%
Disability table	Tasa 1927 100%		Álvaro Vindas D30%		Álvaro Vindas D30%
Disabled mortality table	MI-85 Female		MI-85 F		MI-85 F
Real growth of contributions above inflation	1.00%	[1]	1.00%	[2]	1.00%	[3]
life insurance [member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	10.73%		7.25%		7.19%
Long-term annual inflation rate	5.03%		3.32%		3.61%
Actuarial assumption of expected rates of salary increases	6.29%		4.56%		4.85%
General mortality table	AT-2000 M&F S10% D20%		AT-2000 M S10% D20%		AT-2000 M S10% D20%
Disability table	Tasa 1927 100%		Álvaro Vindas D30%		Álvaro Vindas D30%
Disabled mortality table	MI-85 Female		MI-85 F		MI-85 F
Real growth of contributions above inflation		[1]		[2]		[3]

[1]	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.
[2]	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.
[3]	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.